Related party disclosures - Directors’ Interests In An Employee Share Incentive Plan (Details)				12 Months Ended
	Jun. 25, 2021 shares $ / shares	Jun. 26, 2020 shares $ / shares	Jun. 28, 2019 shares $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2021 € / shares	Dec. 31, 2020 € / shares
Disclosure of transactions between related parties [line items]
Key management personnel compensation				$ 5,525,000	$ 3,958,000	$ 3,495,000
Subscription price (eur per share) | $ / shares				$ 1.79	$ 3.45	$ 3.55
Share-based payment expense				$ 2,478,000	$ 1,307,000	$ 1,106,000
Key management personnel
Disclosure of transactions between related parties [line items]
Termination indemnity amount (in months)				18 months
Percentage of bonus in event of dismissal				150.00%			150.00%
Key management personnel compensation				$ 21,000
Warrants | Board Of Directors [Member]
Disclosure of transactions between related parties [line items]
Number of warrants authorized (in shares) | shares	140,000	36,000	36,000
Exercise price (usd per share) | $ / shares	$ 1.49	$ 1.51	$ 0.89
Subscription price (eur per share) | € / shares							€ 0.00000714	€ 0.00002778
Share-based payment expense				$ 443,000	$ 163,000	$ 201,000